INCOME TAX BENEFIT - Schedule of Components of Income Tax Expense (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	0.00%	0.00%	4.30%	0.00%
U.S./foreign tax rate differential	20.70%	17.70%	10.00%	15.90%
State income tax benefit, net of federal benefit	2.40%	1.40%	1.70%	2.10%
Permanent Items	0.20%	(0.10%)	3.50%	(0.10%)
Noncontrolling interest	(1.10%)	(0.00%)	(0.90%)	(1.80%)
Change in valuation allowance	(6.10%)	(16.90%)	(5.60%)	(10.40%)
Transaction bonuses	0.00%	8.60%	0.00%	0.00%
Transaction costs	0.00%	(11.30%)	0.00%	0.00%
True-Ups	0.00%	0.00%	(12.20%)	0.00%
Equity Compensation	0.00%	0.00%	0.50%	0.50%
Withholding tax	0	0	(0.016)	0
Goodwill impairment	(11.40%)	0.00%	0.00%	0.00%
Total income tax (benefit) expense	4.60%	(0.60%)	(0.20%)	6.20%